Organization and Description of Business	9 Months Ended	12 Months Ended
	Sep. 26, 2020	Dec. 28, 2019
Accounting Policies [Abstract]
Organization and Description of Business

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

Staffing 360 Solutions, Inc. (“we,” “us,” “our,” “Staffing 360,” or the “Company”) was incorporated in the State of Nevada on December 22, 2009, as Golden Fork Corporation, which changed its name to Staffing 360 Solutions, Inc., ticker symbol “STAF,” on March 16, 2012. On June 15, 2017, the Company changed its state of domicile to Delaware. We are a rapidly growing public company in the international staffing sector. Our high-growth business model is based on finding and acquiring, suitable, mature, profitable, operating, domestic and international staffing companies. Our targeted consolidation model is focused specifically on the accounting and finance, information technology (“IT”), engineering, administration (“Professional”) and light industrial (“Commercial”) disciplines.

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

Staffing 360 Solutions, Inc. (“we,” “us,” “our,” “Staffing 360,” or the “Company”) was incorporated in the State of Nevada on December 22, 2009, as Golden Fork Corporation, which changed its name to Staffing 360 Solutions, Inc., ticker symbol “STAF”, on March 16, 2012. On June 15, 2017, the Company reincorporated in the State of Delaware. We are a rapidly growing public company in the international staffing sector. Our high-growth business model is based on finding and acquiring, suitable, mature, profitable, operating, domestic and international staffing companies. Our targeted consolidation model is focused specifically on the accounting and finance, information technology (“IT”), engineering, administration (“Professional”) and light industrial (“Commercial”) disciplines.

The Company effected a one-for-ten reverse stock split on September 17, 2015 and a one-for-five reverse stock split on January 3, 2018. All share and per share information in these consolidated financial statements has been retroactively adjusted to reflect this reverse stock split.